UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Ferrie
Title:  Vice President & Treasurer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Brian S. Ferrie                           July 9, 2012
     -----------------------------         -----------------------------
         Brian S. Ferrie                         Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     77
                                        ----------------
Form 13F Information Table Value Total:     $5,493,091
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               March 31, 2012

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      273,004       3,046,924
Abbott Labs Com                     COM              002824100      240,469       3,729,951
Adobe Systems Inc                   COM              00724F101      204,006       6,302,326
Aeropostale Inc                     COM              007865108          299          16,820
Alliant Techsystems Inc             COM              018804104          349           6,910
Altria Group Inc                    COM              02209S103          374          10,850
Amphenol Corp                       COM              032095101      204,927       3,731,377
Automatic Data Processing           COM              053015103      191,453       3,439,703
Avon Products Inc                   COM              054303102          283          17,500
Bard (C.R.) Inc                     COM              067383109      127,599       1,187,633
Becton Dickinson                    COM              075887109      182,623       2,443,119
Bristol Myers Squibb Co Com         COM              110122108          409          11,390
CH Robinson Worldwide               COM              12541W209      151,011       2,580,078
Campbell Soup Co                    COM              134429109          374          11,210
Cigna Corp                          COM              125509109          357           8,120
Clorox Co                           COM              189054109        5,324          73,480
Coca-Cola Co                        COM              191216100      101,788       1,301,808
Cognizant Tech Solutions Corp       COM              192446102      217,353       3,622,565
Colgate-Palmolive Co                COM              194162103      217,640       2,090,686
Dell Inc                            COM              24702R101          289          23,160
Deluxe Corp                         COM              248019101          394          15,810
Eaton Vance                         COM              278265103          388          14,420
Ecolab Inc                          COM              278865100       92,970       1,356,638
Eli Lilly & Co                      COM              532457108          397           9,260
Emerson Electric Co                 COM              291011104      216,511       4,648,165
Energizer Hldgs Inc                 COM              29266R108          401           5,330
Equifax Inc                         COM              294429105      208,441       4,473,002
Exelon Corp                         COM              30161N101          385          10,240
Express Scripts Holding Company     COM              30219G108          380           6,810
Exxon Mobil Corp                    COM              30231G102          379           4,430
Family Dollar Stores                COM              307000109          368           5,550
Federated Investors Inc.            COM              314211103          386          17,690
Flir Systems Inc                    COM              302445101          319          16,370
Forest Labs                         COM              345838106          381          10,900
General Dynamics Corp               COM              369550108          378           5,740
Gilead Sciences Inc                 COM              375558103          374           7,300
Global Payments Inc.                COM              37940X102          351           8,140
ITT Educational Svcs                COM              45068B109          349           5,760
J2 Global Inc                       COM              48123V102          395          14,960
JOS A Bank Clothiers Inc            COM              480838101          335           7,890
Johnson & Johnson                   COM              478160104        1,465          21,690
Kroger Co                           COM              501044101          383          16,550
Laboratory Corp of America Hol      COM              50540R409      126,998       1,371,324
Lexmark Intl Inc                    COM              529771107          336          12,650
Lockheed Martin Corp                COM              539830109          361           4,150
Medtronic Inc                       COM              585055106      118,363       3,056,113
Microsoft Corp Com                  COM              594918104      265,734       8,686,974
Newell Rubbermaid Inc               COM              651229106          369          20,380
Nike Inc Cl B                       COM              654106103      115,106       1,311,306
Omnicom Group Inc                   COM              681919106      217,465       4,474,608
Oracle Corp                         COM              68389X105      256,172       8,625,336
Paychex Inc                         COM              704326107       60,430       1,923,924
Pepsico Inc                         COM              713448108      291,328       4,122,959
Pitney Bowes Inc                    COM              724479100          333          22,260
Portfolio Recovery Assoc            COM              73640Q105          512           5,620
Praxair Inc                         COM              74005P104      188,124       1,730,194
Procter & Gamble Co                 COM              742718109      264,443       4,317,443
Progressive Corp Ohio               COM              743315103          369          17,740
Quest Diagnostics Inc               COM              74834L100          399           6,670
Rockwell Collins Inc.               COM              774341101          343           6,970
Strayer Education                   COM              863236105          399           3,660
Stryker Corp                        COM              863667101      187,552       3,403,854
Sysco Corp                          COM              871829107          402          13,490
T Rowe Price Group Inc              COM              74144T108      222,516       3,534,257
Target Corp                         COM              87612E106          381           6,550
Tupperware Brands                   COM              899896104          326           5,960
United Technologies Corp            COM              913017109      245,291       3,247,605
Unitedhealth Group Inc              COM              91324P102          386           6,600
Varian Medical Systems              COM              92220P105      130,017       2,139,508
Waddell & Reed Financial Inc        COM              930059100          362          11,970
Wal Mart Stores Inc                 COM              931142103          468           6,720
Walgreen Company                    COM              931422109          315          10,680
Waters Corp                         COM              941848103      149,952       1,886,907
Westamerica Bancorporation          COM              957090103          387           8,210
Western Digital Corp                COM              958102105          301           9,880
World Acceptance Corp               COM              981419104          389           5,920
Zimmer Holdings Inc                 COM              98956P102          391           6,090
                                                                  -------------------------
                                                                  5,493,081      98,362,737
                                                                  =========================



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,888,894                  158,030
Abbott Labs Com                             Sole                    3,533,216                  196,735
Adobe Systems Inc                           Sole                    5,972,376                  329,950
Aeropostale Inc                             Sole                       16,820
Alliant Techsystems Inc                     Sole                        6,910
Altria Group Inc                            Sole                       10,850
Amphenol Corp                               Sole                    3,526,787                  204,590
Automatic Data Processing                   Sole                    3,258,808                  180,895
Avon Products Inc                           Sole                       17,500
Bard (C.R.) Inc                             Sole                    1,125,773                   61,860
Becton Dickinson                            Sole                    2,334,069                  109,050
Bristol Myers Squibb Co Com                 Sole                       11,390
CH Robinson Worldwide                       Sole                    2,448,128                  131,950
Campbell Soup Co                            Sole                       11,210
Cigna Corp                                  Sole                        8,120
Clorox Co                                   Sole                       72,780                      700
Coca-Cola Co                                Sole                    1,236,144                   65,664
Cognizant Tech Solutions Corp               Sole                    3,433,145                  189,420
Colgate-Palmolive Co                        Sole                    1,982,724                  107,962
Dell Inc                                    Sole                       23,160
Deluxe Corp                                 Sole                       15,810
Eaton Vance                                 Sole                       14,420
Ecolab Inc                                  Sole                    1,286,856                   69,782
Eli Lilly & Co                              Sole                        9,260
Emerson Electric Co                         Sole                    4,403,638                  244,527
Energizer Hldgs Inc                         Sole                        5,330
Equifax Inc                                 Sole                    4,232,120                  240,882
Exelon Corp                                 Sole                       10,240
Express Scripts Holding Company             Sole                        6,810
Exxon Mobil Corp                            Sole                        4,430
Family Dollar Stores                        Sole                        5,550
Federated Investors Inc.                    Sole                       17,690
Flir Systems Inc                            Sole                       16,370
Forest Labs                                 Sole                       10,900
General Dynamics Corp                       Sole                        5,740
Gilead Sciences Inc                         Sole                        7,300
Global Payments Inc.                        Sole                        8,140
ITT Educational Svcs                        Sole                        5,760
J2 Global Inc                               Sole                       14,960
JOS A Bank Clothiers Inc                    Sole                        7,890
Johnson & Johnson                           Sole                       20,690                    1,000
Kroger Co                                   Sole                       16,550
Laboratory Corp of America Hol              Sole                    1,299,854                   71,470
Lexmark Intl Inc                            Sole                       12,650
Lockheed Martin Corp                        Sole                        4,150
Medtronic Inc                               Sole                    2,897,319                  158,794
Microsoft Corp Com                          Sole                    8,234,845                  452,129
Newell Rubbermaid Inc                       Sole                       20,380
Nike Inc Cl B                               Sole                    1,242,055                   69,251
Omnicom Group Inc                           Sole                    4,242,279                  232,329
Oracle Corp                                 Sole                    8,175,566                  449,770
Paychex Inc                                 Sole                    1,832,825                   91,099
Pepsico Inc                                 Sole                    3,902,916                  220,043
Pitney Bowes Inc                            Sole                       22,260
Portfolio Recovery Assoc                    Sole                        5,620
Praxair Inc                                 Sole                    1,637,172                   93,022
Procter & Gamble Co                         Sole                    4,092,108                  225,335
Progressive Corp Ohio                       Sole                       17,740
Quest Diagnostics Inc                       Sole                        6,670
Rockwell Collins Inc.                       Sole                        6,970
Strayer Education                           Sole                        3,660
Stryker Corp                                Sole                    3,226,801                  177,053
Sysco Corp                                  Sole                       13,490
T Rowe Price Group Inc                      Sole                    3,338,624                  195,633
Target Corp                                 Sole                        6,550
Tupperware Brands                           Sole                        5,960
United Technologies Corp                    Sole                    3,106,329                  141,276
Unitedhealth Group Inc                      Sole                        6,600
Varian Medical Systems                      Sole                    2,026,368                  113,140
Waddell & Reed Financial Inc                Sole                       11,970
Wal Mart Stores Inc                         Sole                        6,720
Walgreen Company                            Sole                       10,680
Waters Corp                                 Sole                    1,791,437                   95,470
Westamerica Bancorporation                  Sole                        8,210
Western Digital Corp                        Sole                        9,880
World Acceptance Corp                       Sole                        5,920
Zimmer Holdings Inc                         Sole                        6,090
